Segment information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit/(Loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 11,727	€ 9,668	€ 7,880
Cost of revenue	8,801	7,077	5,865
Gross profit	2,926	2,591	2,015
Premium
Disclosure of operating segments [line items]
Revenue	10,251	8,460	7,135
Cost of revenue	7,355	5,986	5,126
Gross profit	2,896	2,474	2,009
Ad-Supported
Disclosure of operating segments [line items]
Revenue	1,476	1,208	745
Cost of revenue	1,446	1,091	739
Gross profit	€ 30	€ 117	€ 6